Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Debt

6. Debt

The following table summarizes outstanding debt for the periods indicated (in thousands):

	As of
	March 31, 2026	December 31, 2025
Loans payable
Stock repurchase loan	$121	$118
Insurance premium loan	190	286
Extension loans	350	350
	661	754
Long-term loans payable
Extension loans	13	26
Stock repurchase loan	163	194
	176	220
Total	$837	$974

7. Debt

The following table summarizes outstanding debt for the periods indicated (in thousands):

	As of December 31,
	2025	2024
Convertible notes at fair value
PIPE Notes	$-	$1,734
Yorkville Note	-	1,718
	-	3,452
Related party loans
Convertible	-	1,600
Non-convertible	-	719
	-	2,319
Loans payable
Stock repurchase loan	118	329
Insurance premium loan	286	287
Extension loans	350	2,992
	754	3,608
Long-term loans payable
Extension loans	26	-
Stock repurchase loan	194	-
	220	-
Total	$974	$9,379

Convertible Notes at Fair Value

PIPE Notes

In June 2023, the Company entered into the PIPE SPA in which the Company was required to sell senior secured convertible notes and warrants to directors of the Company. The PIPE SPA stipulates a collateral security agreement between the Company and the directors for punctual payment and performance by the Company on its obligations to the Directors. The intellectual property of the Company serves as the collateral for the PIPE Notes. The PIPE Notes and related warrants were issued through a PIPE financing transaction, which is a form of debt and equity offering under an exemption in the securities laws for qualifying private placements by issuers of publicly traded securities. On November 7, 2023, the Company received a total of $1.5 million from the directors in exchange for PIPE Notes in the aggregate principal amount of $1.6 million (plus accrued interest of $0.1 million) and 95,745 warrants to acquire Common Stock. The PIPE Notes are convertible into shares of Common Stock at the PIPE Investor’s election at a conversion price equal to the lower of (i) $10.00 per share, and (ii) 92.5% of the lowest VWAP for the ten (10) trading days immediately preceding the conversion date, subject to the floor price of $1.14 (representing 20% of the closing price of the Common Stock on the last trading day before the closing of the Business Combination), or the alternative conversion ratio of the greater of the floor price and the lesser of 80% of the VWAP of the common stock as of the trading day and 80% of the price computed as the quotient of the sum of the VWAP of the Common Stock for each of the three trading days with the lowest VWAP of the Common Stock during the fifteen consecutive trading day period ending and including the trading day immediately preceding the delivery or deemed delivery of the applicable conversion notice, divided by three. All such determinations are to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock. The PIPE Notes mature on the first anniversary of the issuance date, or November 7, 2024. As of December 31, 2024, the PIPE Notes had not been repaid or converted and remained outstanding.

The Company elected the FVO of accounting for its PIPE Notes. Under the FVO election, the financial instrument is initially measured at its issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The estimated fair value adjustment is presented within other (income) expenses, net in the accompanying consolidated statements of operations under the caption change in fair value of convertible notes. The fair value adjustment during the years ended December 31, 2025 and 2024 was $(1.2) million and $0.1 million, respectively.

On June 17, 2025 and June 18, 2025, the Purchasers agreed to convert $1.7 million of outstanding principal and accrued interest into an aggregate of 1,453,174 shares of Common Stock, which was based on the floor price of $1.14 per share. As such, the net carrying amount of the PIPE Notes was adjusted to its fair value of $0.5 million on the conversion date and reclassified to stockholders’ deficit in the consolidated balance sheets at the time the conversions took place in June 2025. As such, there was no balance outstanding as of December 31, 2025.

Yorkville Note

On June 17, 2024, the Company entered into a Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“Yorkville”) (see Note 8). Upon entry into the SEPA, the Company issued Yorkville a $1.5 million convertible promissory note for $1.35 million in cash (after a 10% original issue discount) (the “Yorkville Note”). The Yorkville Note does not bear interest and matures on June 17, 2025. The Yorkville Note is convertible by Yorkville into shares of Common Stock at an aggregate purchase price based on a price per share equal to the lower of (a) $1.3408 per share (subject to downward reset upon the filing of the resale registration statement described below) or (b) 90% of the lowest daily volume-weighted average price (“VWAP”) of the Common Stock on Nasdaq during the seven trading days immediately prior to each conversion (the “Variable Price”), but which Variable Price may not be lower than the Floor Price then in effect. The “Floor Price” is $0.28 per share, subject to the Company’s option to reduce the Floor Price to any amounts set forth in a written notice to Yorkville. Upon the occurrence and during the continuation of an event of default (as defined in the Yorkville Note), the Yorkville Note will become immediately due and payable. The issuance of the Common Stock upon conversion of the note and otherwise under the SEPA is capped at 19.9% of the outstanding Common Stock as of June 18, 2024. Further, the note and SEPA include a beneficial ownership blocker for Yorkville such that Yorkville may not be deemed the beneficial owner of more than 4.99% of the Company’s Common Stock. Upon any event of default, the interest rate increases to 18% and the full unpaid principal amount may become immediately due and payable at Yorkville’s election.

The Company elected the FVO of accounting for the Yorkville Note. The estimated fair value adjustment is presented within other expense (income), net in the accompanying consolidated statements of operations under the caption change in fair value of convertible notes. The fair value adjustment during the years ended December 31, 2025 and 2024 was $(0.1) million and $0.7 million, respectively.

On December 20, 2024, Yorkville provided the Company with a form of conversion notice specifying their request to convert $0.2 million of outstanding principal into 245,007 shares of the Company’s Common Stock, which was based on the Variable Price of $0.8163. As of December 31, 2024, the Company had not yet issued the 245,007 shares of Common Stock. The fair value of $0.3 million was recorded as an equity forward sale contract and was included in additional paid-in-capital in stockholders’ deficit in the consolidated balance sheets as it met the criteria for equity accounting under ASC 815. The shares were issued to Yorkville on January 22, 2025.

On January 23, 2025, Yorkville provided notice specifying their request to convert $0.6 million of outstanding principal into 650,026 shares of Common Stock, which was based on the Variable Price of $0.9230. As such, the net carrying amount was adjusted to its fair value of $0.9 million on the conversion date and reclassified to stockholders’ deficit in the consolidated balance sheets at the time the conversion took place in January 2025.

On January 27, 2025, Yorkville provided notice specifying their request to convert $0.2 million of outstanding principal into 216,675 shares of Common Stock, which was based on the Variable Price of $0.9230. As such, the net carrying amount was adjusted to its fair value of $0.2 million on the conversion date and reclassified to stockholders’ deficit in the consolidated balance sheets at the time the conversion took place in January 2025.

On May 27, 2025, Yorkville provided notice specifying their request to convert $0.1 million of outstanding principal into 288,001 shares of Common Stock, which was based on the Variable Price of $0.3472. As such, the net carrying amount was adjusted to its fair value of $0.1 million on the conversion date and reclassified to stockholders’ deficit in the consolidated balance sheets at the time the conversion took place in May 2025.

On June 11, 2025, Yorkville provided notice specifying their request to convert $0.2 million of outstanding principal into 466,853 shares of Common Stock, which was based on the Variable Price of $0.3213. As such, the net carrying amount was adjusted to its fair value of $0.2 million on the conversion date and reclassified to stockholders’ deficit in the consolidated balance sheets at the time the conversion took place in June 2025.

The following table sets forth all conversions that have taken place with Yorkville as of December 31, 2025 (in thousands, except share amounts):

	Principal Converted	Shares of Common Stock Issued
December 20, 2024	$200	245,007
January 23, 2025	600	650,026
January 27, 2025	200	216,675
May 27, 2025	100	288,001
June 11, 2025	150	466,853
Total	1,250	1,866,562

On June 18, 2025, the Company repaid the remaining balance outstanding under the Yorkville Note for a total of $0.3 million, which consisted of the outstanding principal balance and payment premium. As such, no balance remains outstanding under the Yorkville Note as of December 31, 2025.

Loans with Related Parties

Convertible

From January 2024 to June 2024, the Company received gross proceeds of $1.6 million in connection with shareholder loans with a related party investor which are convertible into 2,123,424 shares of Common Stock at a conversion price of $0.7535 per share. These loans did not bear interest and matured one year from issuance.

On June 17, 2025, the investor provided notice to convert all $1.6 million of outstanding principal into 2,123,424 shares of Common Stock, which was based on the stated conversion price of $0.7535 per share. The conversion occurred in accordance with the conversion privileges provided in the terms of the loans and the net carrying value was reclassified to stockholders’ deficit in the consolidated balance sheets at the time the conversion took place in June 2025.

Non-Convertible

From April 2023 to February 2024, the Company also issued $0.7 million in non-convertible shareholder loans with two related party investors. These loans bore an interest rate of 8.0% with a maturity date one year from issuance.

On June 19, 2025, these investors agreed to convert $0.7 million of non-convertible shareholder loans outstanding into 1,043,051 shares of Common Stock at an agreed-upon conversion price of $0.71 per share. At the time of the conversion notices, the Company was experiencing financial difficulties (see Note 5), and a concession was granted to the Company because these loans were not convertible pursuant to their original terms and the fair value of equity interests received by the shareholders was less than the carrying amounts of the loans on such date. In accordance with the accounting for troubled debt restructurings, the Company derecognized the remaining principal and accrued interest associated with the loans and recognized the equity interests issued to the shareholders at fair value. The fair value of the equity interests issued was determined using the closing price of the Company’s Common Stock of $0.36 on the conversion notice date. The difference in value between the carrying value of the loans and the fair value of consideration transferred was accounted for as a capital transaction with related parties and no gain or loss was recognized related to this TDR. As such, the net carrying value of $0.7 million was reclassified to stockholders’ deficit in the consolidated balance sheets at the time the conversions took place in June 2025.

Loans Payable

Insurance Premium Loans

On November 7, 2024, the Company entered into a financing agreement with First Insurance Funding (“FIF”) to finance certain of its annual insurance premiums. The Company financed $0.3 million, which were to be paid over a ten-month period with the first payment due on December 7, 2024. The financing had an interest rate of 7.7% and FIF has a security interest in the underlying policies that have been financed. This financing was paid as of December 31, 2025.

On November 8, 2025, the Company entered into a financing agreement with FIF to finance certain of its annual insurance premiums. The Company financed $0.3 million, which will be paid over a ten-month period with the first payment due on December 8, 2025. The financing has an interest rate of 7.4% and FIF has a security interest in the underlying policies that have been financed.

Extension Loans

The Company assumed Data Knights’ liabilities at the closing of the Business Combination, which included existing loan extensions to related parties. The loan extensions were to be either repaid in cash or, at the option of the lender, exchanged for a fixed amount of Common Stock at a price of $10.00 per share upon the closing of a business combination or a similar event. At the closing of the Business Combination, all lenders provided notice to have their loans converted into shares upon the filing of a registration statement on Form S-1 with the SEC.

On June 19, 2025, two related party investors agreed to convert $2.6 million of loan extensions outstanding into 3,650,248 shares of Common Stock at an agreed-upon conversion price of $0.71 per share. At the time of the conversion notices, the Company was experiencing financial difficulties (see Note 5), and a concession was granted to the Company because the fair value of the equity interests received by the investors was less than the carrying amounts of the loan extensions on such date. In accordance with the accounting for troubled debt restructurings, the Company derecognized the remaining balance associated with the loans and recognized the equity interests issued to the related parties at fair value. The fair value of the equity interests was determined using the closing price of the Company’s Common Stock of $0.36 per share on the conversion notice date. The difference in value between the carrying value of the loans and the fair value of consideration transferred was accounted for as a capital transaction with related parties and no gain or loss was recognized related to this TDR. As such, the net carrying value of $2.6 million was reclassified to stockholders’ deficit in the consolidated balance sheets at the time the conversions took place in June 2025.

On July 11, 2025, the Company entered into an amended loan extension agreement with a former lender to the Company related to $0.1 million of the outstanding balance. Under the original terms of the loan extension agreement, the loan did not bear interest and matured upon the closing of the Business Combination. As amended, the extension loan bears an interest rate of 6.0% with a maturity date of June 15, 2027. The Company has agreed to make 24 consecutive monthly payments beginning on July 15, 2025 in equal installments of $4,413, which includes principal plus accrued and unpaid interest. The amendment was accounted for as a debt modification in accordance with ASC 470-50 because the change in cash flows with interest were not substantially different from the original terms without interest. As a result, no gain or loss was recognized and there were no new or previously capitalized debt issuance costs to be amortized over the term of the new debt instrument.

Stock Repurchase Loan

In February 2024, the Company entered into a stock repurchase agreement with a former holder of Legacy ONMD convertible notes pursuant to which the Company repurchased 187,745 shares of Common Stock in exchange for a promissory note of $0.5 million. The $0.5 million represents the principal and accrued interest outstanding on the holder’s convertible debt immediately prior to the Business Combination. The Company made payments of $0.1 million in July and October 2024 and $0.3 million remained outstanding as of December 31, 2024.

On July 15, 2025, the Company entered into an amended promissory note related to the $0.3 million stock repurchase loan outstanding. Under the original terms of the promissory note, the obligation did not bear interest and matured on July 30, 2024. As amended, the loan bears an interest rate of 7.0% dating back to March 1, 2024 with a maturity date of June 15, 2028. The Company has agreed to make 36 consecutive monthly payments beginning on July 15, 2025 in equal installments of $11,378, which includes principal plus accrued and unpaid interest. The Company determined this transaction was not a troubled debt restructuring as there were no concessions granted to the Company. Instead, the amendment was accounted for as a debt extinguishment in accordance with ASC 470-50 because the change in cash flows with interest were substantially different from the original terms without interest. As a result, the Company recognized $41,216 of debt extinguishment loss during the year ended December 31, 2025 from this amendment. The Company made payments totaling $68,270 after the amendment, which included $39,460 of principal and $28,810 of interest.

Helena Notes

On March 28, 2024, the Company entered into a definitive securities purchase agreement (the “Helena SPA”) with Helena Global Investment Opportunities 1 Ltd. (“Helena”), an affiliate of Helena Partners Inc., a Cayman Islands-based advisor and investor providing for up to $4.5 million in funding through a private placement for the issuance of senior secured convertible notes and warrants across multiple tranches. The Helena SPA was subsequently terminated in June 2024 prior to the closing of any tranches (the “Helena Termination Agreement”). As such, except as described below, the Helena SPA had no impact on the Company’s consolidated financial statements as of and for the year ended December 31, 2024.

Pursuant to the Helena Termination Agreement, the Company agreed to issue to Helena a warrant to purchase 50,000 shares of Common Stock at an exercise price of $1.20 per share (the “Helena Termination Warrants”) and agreed to reimburse Helena for certain reasonable and documented out-of-pocket legal fees and expenses incurred in connection with entry into the Helena SPA and Helena Termination Agreement and related documents. The Helena Termination Warrants were issued in December 2024 and the Company recorded stock warrant expense of $0.04 million in its consolidated statements of operations, which is presented within other (income) expenses, net and included in the other expense caption. See additional information on the accounting for the warrants in Note 10. The Company also incurred legal fees and expenses of $0.04 million in connection with the Helena Termination Agreement. The Helena Termination Warrants were fully exercised in October 2025 (see Note 10).

Line of Credit

In March 2024, the Company obtained a line of credit of $1.0 million with BOC Bank to support short-term working capital needs. The line of credit bore an interest rate of 5.0% and was to mature in 120 days. In July 2024, the maturity date was extended an additional 120 days to November 2, 2024. The line of credit was terminated at maturity in November 2024 and there was no balance outstanding as of December 31, 2024. The Company incurred $0.02 million in loan fees, which were amortized over the access period and included in general and administrative expenses in the consolidated statements of operations.

Canadian Emergency Business Loan Act (“CEBA”)

During December 2020, the Company applied for and received a $0.06 CAD ($0.04 USD) equivalent CEBA loan. The loan was provided by the Government of Canada to provide capital to organizations to see them through the challenges related to the COVID-19 pandemic and better position them to return to providing services and creating employment. The loan is unsecured. The loan was interest free through December 31, 2023. If the loan was paid back by January 18, 2024, $0.01 million of the loan would have been forgiven. If the loan was not paid back by January 18, 2024, the full $0.04 million loan would have been converted to loan repayable over three years with a 5% interest rate. The loan was paid back prior to January 18, 2024, and the Company recognized a gain on extinguishment of $15 thousand, which is presented in other expense (income), net in the consolidated statements of operations for the year ended December 31, 2024.

The Company accounted for the loan as debt in accordance with FASB ASC 470, Debt, and accrued interest in accordance with the interest method under FASB ASC 835-30.